Summary of Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2015
Trade name
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years
Port terminal operating rights | Minimum
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 years
Port terminal operating rights | Maximum
Weighted average amortization periods of intangible assets
Weighted average amortization period	45 years
Customer relationships
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 years